Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Numerator:
Loss available to common stockholders'	$ (4,637,313)	$ (8,092,744)
Denominator:
Weighted average number of common shares outstanding	27,295,540	25,131,836
Basic and diluted EPS	$ (0.17)	$ (0.32)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	720,001	1,267,502
Warrants	11,586,631	7,646,537
Convertible debt	2,678,280	2,498,254
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)	2,678,280	2,498,254
Total shares not included in the computation of diluted losses per share	17,663,192	13,910,547